Leases - Narrative (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Weighted average discount rate	[1]			17.00%	18.00%	20.00%
Operating lease costs		$ 400	$ 400	$ 1,506	$ 1,355	$ 1,624
Minimum
Lessee, Lease, Description [Line Items]
Lease term				1 year
Weighted average discount rate				9.00%
Maximum
Lessee, Lease, Description [Line Items]
Lease term				11 years
Weighted average discount rate				20.00%

[1]	For the lease contracts denominated in Canadian dollars, the discount rate was determined on a currency-equivalent basis.